Note 5 - Accounts and Grants Receivable (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	September 30 , 201 8	December 31 , 201 7
Trade receivable	$944,809	$947,911
Grants receivable	172,485	22,556
	$1,117,294	$970,467